RELATED PARTY TRANSACTIONS (Schedule of Significant Components of Net Cash Contributions from SRI) (Details) - Big Token, Inc. [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Expense allocations	$ 1,534,637	$ 853,625	$ 2,005,728	$ 209,623
Accounts payable and other payments
Intangible assets and digital currency transfers	150,155	78,415	228,658	12,931
Other
Total	$ 1,684,792	$ 932,040	$ 2,234,386	$ 222,554